Related Party Transactions and Relationships and Transactions With Certain Other Parties (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Short-term financing transactions with related parties
Short-term financing from related parties		$ 5,406,139		$ 13,144,234	$ 13,303,054	$ 30,839,377
Short-term financing to these parties		5,535,234		(13,144,234)	13,188,178	30,949,048
Short-term financing transactions with related parties, Balance						(112,459)
Shandong Tengda [Member]
Short-term financing transactions with related parties
Short-term financing from related parties						2,219,100
Short-term financing to these parties						(2,219,100)
Short-term financing transactions with related parties, Balance
Ningbo Kewei [Member]
Short-term financing transactions with related parties
Short-term financing from related parties		5,358,850		5,358,850	5,423,600	1,479,400
Short-term financing to these parties		(5,358,850)		(5,358,850)	(5,423,600)	(1,479,400)
Short-term financing transactions with related parties, Balance
Ningbo Kunde [Member]
Short-term financing transactions with related parties
Short-term financing from related parties		32,550		5,358,850	5,423,600	19,676,020
Short-term financing to these parties		(32,550)		(5,358,850)	(5,423,600)	(19,676,020)
Short-term financing transactions with related parties, Balance
Jiangdong Jihe [Member]
Short-term financing transactions with related parties
Short-term financing from related parties		14,739		2,426,534	2,455,854	7,464,857
Short-term financing to these parties		143,834		(2,426,534)	(2,340,978)	(7,574,528)
Short-term financing transactions with related parties, Balance						$ (112,459)